Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 245	$ 16	$ 290
Other comprehensive income (loss), net of tax
Currency translation adjustments, net of tax of $(30), $7 and $0, respectively	(115)	(27)	34
Available-for-sale securities:
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	0	0	2
Less: Realized losses on available-for-sale securities reclassified to earnings, net of tax of $0, $0 and $1, respectively	0	0	2
Cash flow hedges:
Net unrealized holding gains (losses), net of tax of $4, $1 and $1, respectively	(7)	1	(1)
Less: Cash flow hedges reclassified to earnings, net of tax of $(3), $0 and $(9), respectively	5	0	14
Minimum pension liability adjustment:
Pension and post-retirement benefits, net of tax of $25, $(19) and $1, respectively	24	(24)	23
Less: Pension and post-retirement benefits reclassified to earnings, net of tax of $(1), $(6) and $(6), respectively	(2)	(9)	(8)
Other comprehensive income (loss)	(139)	7	32
Total comprehensive income	$ 106	$ 23	$ 322